Called up share capital (Details) € in Millions		12 Months Ended
		Mar. 31, 2026 EUR (€) shares	Mar. 31, 2025 EUR (€) shares	Mar. 31, 2026 £ / shares
Ordinary shares of 2020 21 US cents each allotted, issued and fully paid:
Beginning balance | €		€ 4,319
Ending balance | €		€ 3,950	€ 4,319
Ordinary shares
Ordinary shares of 2020 21 US cents each allotted, issued and fully paid:
Beginning balance (in shares)	[1],[2]	26,388,285,902	28,818,683,808
Allotted during the year (in shares)	[1],[2]	495,180	455,190
Cancelled during the year (in Shares)	[1],[2]	(2,060,402,493)	(2,430,853,096)
Ending balance (in shares)	[1],[2]	24,328,378,589	26,388,285,902
Beginning balance | €	[1],[2]	€ 4,319	€ 4,797
Allotted during the year | €	[1],[2]	0	0
Cancelled during the year | €	[1],[2]	(369)	(478)
Ending balance | €	[1],[2]	€ 3,950	€ 4,319
Number of treasury shares held		1,234,199,142	1,416,813,312
Nominal value of treasury shares | €		€ 200	€ 232
Market value of treasury shares | €		€ 1,600	€ 1,234
Reissue of treasury shares		86,121,473	99,750,090
Repurchase of treasury shares		1,963,879,726	2,208,854,544
7% cumulative fixed rate shares
Ordinary shares of 2020 21 US cents each allotted, issued and fully paid:
Beginning balance (in shares)		50,000	50,000
Ending balance (in shares)			50,000
Par value per share | £ / shares				£ 1
Cumulative rate of fixed rate shares		7.00%

[1]	At 31 March 2026, the Group held 1,234,199,142 (2025: 1,416,813,312) treasury shares with a nominal value of €200 million (2025: €232 million). The market value of shares held was €1,600 million (2025: €1,234 million). During the year, 86,121,473 (2025: 99,750,090) treasury shares were reissued under Group share schemes and 1,963,879,726 (2025: 2,208,854,544) shares were repurchased under share buy-back arrangements.
[2]	At 31 March 2026, there were 50,000 (2025: 50,000) 7% cumulative fixed rate shares of £1 each in issue.